EQUITY COMPENSATION PLANS (Details) - 2004 Share Incentive Plan - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 03, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	0	1,620,000	15,720,000	34,669,372
Number of ordinary shares terminated and unavailable for future grant					185,550,800
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term from the date of grant	10 years
Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years